Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 04, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent events
Proceeds from sales of intangible assets		$ 587	$ 951	$ 2,076
Intangible assets		42,492	$ 20,947	$ 20,833
Tudorza and Duaklir | Assets held for sale
Subsequent events
Intangible assets		$ 368
Sale of global rights to Tudorza and Duaklir | Covis Pharma GmbH
Subsequent events
Proceeds from sales of intangible assets	$ 270